SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2022 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 94.8%
	Albuquerque Bernalillo County Water Utility Authority,
	4.00% due 7/1/2030	$ 500,000	$ 534,442
	5.00% due 7/1/2023 - 7/1/2024	65,000	67,706
	Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan and Joint Water and Sewer System Improvements), Series A, 5.00% due 7/1/2026	2,000,000	2,111,146
	Albuquerque Bernalillo County Water Utility Authority (2007 NMFA Loan and Joint Water and Sewer System Improvements), 5.00% due 7/1/2031 - 7/1/2032	1,500,000	1,614,275
	Albuquerque Municipal School District No 12 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2035	500,000	563,854
	Albuquerque Municipal School District No. 12 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding) GO,
	5.00% due 8/1/2034	1,260,000	1,397,166
	Series 2017, 5.00% due 8/1/2031	1,000,000	1,101,072
	Series A, 4.00% due 8/1/2029	1,300,000	1,326,361
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO,
	Series A,
	4.00% due 8/1/2030 - 8/1/2031	650,000	694,003
	5.00% due 8/1/2027 - 8/1/2029	1,100,000	1,249,837
	Bernalillo County (Government Services) GRT,
	5.25% due 4/1/2027	260,000	282,715
	Series B, 5.70% due 4/1/2027	2,555,000	2,823,855
	Bernalillo County (Government Services; Insured: AMBAC) GRT, 5.25% due 10/1/2022 - 10/1/2025	8,295,000	8,759,738
	Bernalillo County (Government Services; Insured: Natl-Re) GRT, Series B, 5.70% due 4/1/2027	695,000	767,028
	Bernalillo County GO, Series A, 4.00% due 8/15/2022	100,000	100,334
	Bernalillo Municipal School District No. 1 (State Aid Withholding) GO,
	3.00% due 8/1/2022	200,000	200,264
	4.00% due 8/1/2023 - 8/1/2026	340,000	352,921
	Central New Mexico Community College (Campus Buildings Acquisition & Improvements) GO, Series A, 5.00% due 8/15/2022	1,100,000	1,104,621
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2026	870,000	961,643
	City of Albuquerque (City Infrastructure Improvements) GRT,
	Series A,
	4.00% due 7/1/2035	2,070,000	2,133,201
	5.00% due 7/1/2025 - 7/1/2034	2,500,000	2,683,450
	City of Albuquerque (I-25/Paseo del Norte Interchange) GRT, 5.00% due 7/1/2025 - 7/1/2027 (pre-refunded 7/1/2023)	1,095,000	1,128,967
	City of Albuquerque GRT, Series A, 4.00% due 7/1/2037 (pre-refunded 7/1/2023)	120,000	122,552
	City of Albuquerque Refuse Removal & Disposal Revenue, 5.00% due 7/1/2030 - 7/1/2038	1,510,000	1,694,452
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 1.10% due 6/1/2040 (put 6/1/2023)	3,500,000	3,453,149
	City of Las Cruces (Joint Utility System), Series A, 4.00% due 6/1/2023 - 6/1/2025	1,445,000	1,499,147
	City of Roswell (Joint Water and Sewer Improvement; Insured: BAM), 5.00% due 6/1/2026 - 6/1/2036	2,050,000	2,193,163
	City of Roswell GRT, 4.00% due 8/1/2029	260,000	275,492
	City of Santa Fe (El Castillo Retirement Residences), 4.50% due 5/15/2027	3,275,000	3,182,684
	City of Santa Fe (Public Facilities) GRT,
	5.00% due 6/1/2028 - 6/1/2029	1,880,000	1,984,187
	Series A, 5.00% due 6/1/2034 - 6/1/2038	1,870,000	2,038,588
	City of Santa Fe Gasoline Tax GRT, 5.00% due 6/1/2024 - 6/1/2028	1,540,000	1,685,791
	County of San Juan (County Capital Improvements) GRT, Series B, 5.00% due 6/15/2028 - 6/15/2030	2,645,000	2,771,639
	County of Sandoval GO, 5.00% due 8/1/2025 - 8/1/2029	2,015,000	2,231,338
	County of Santa Fe (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2026 - 6/1/2027	940,000	1,012,623
	County of Santa Fe (County Correctional System; Insured: AGM), 6.00% due 2/1/2027	940,000	1,024,979
	County of Santa Fe GO, 5.00% due 7/1/2024	825,000	875,574
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2026	2,000,000	2,017,734
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2035 - 7/1/2037	2,200,000	2,336,731
	Las Cruces School District No. 2 (State Aid Withholding) GO,
	5.00% due 8/1/2025 - 8/1/2028	3,800,000	4,196,382
	Series C, 5.00% due 8/1/2024	425,000	449,301
	Lea County Public School District No 8 Eunice (State Aid Withholding) GO, 4.00% due 9/15/2028	1,150,000	1,216,810
	New Mexico Educational Assistance Foundation AMT, Series 1A, 5.00% due 9/1/2029	2,750,000	3,043,205
	New Mexico Finance Authority,
	5.00% due 6/1/2038	1,150,000	1,274,034
	Series A, 5.00% due 6/1/2024 - 6/15/2026	795,000	851,153
	Series B, 5.00% due 6/1/2032 - 6/1/2033	4,125,000	4,658,270
	Series D, 5.00% due 6/15/2029 - 6/1/2033	995,000	1,110,456
	New Mexico Finance Authority (New Mexico Finance Authority Public Project Revolving Fund), 5.00% due 6/1/2025	200,000	216,221
	New Mexico Finance Authority (State Highway Infrastructure), Series A, 5.00% due 6/15/2026 - 6/15/2027	2,415,000	2,549,820
	New Mexico Finance Authority (The Public Project Revolving Fund Program), Series A, 5.00% due 6/15/2031	1,000,000	1,079,373
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2032 - 7/1/2034	1,310,000	1,282,193
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),

SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2022 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	5.00% due 8/1/2031	$1,150,000	$ 1,250,638
	5.00% due 8/1/2031 (pre-refunded 8/1/2025)	600,000	648,636
	Series A, 5.00% due 8/1/2036 - 8/1/2038	2,955,000	3,175,904
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2030 - 6/1/2031	1,215,000	1,312,850
	New Mexico Housing Authority (El Paseo Apartments; Insured: AMBAC) AMT, Series A, 5.30% due 12/1/2022	5,000	5,009
	New Mexico Institute of Mining and Technology (Campus Buildings Acquisition & Improvements; Insured: AGM), 4.00% due 12/1/2035 - 12/1/2040	2,595,000	2,610,117
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC),
	Series C, 2.85% due 7/1/2031	415,000	408,672
	Series F,
	2.60% due 7/1/2034	515,000	485,462
	2.85% due 7/1/2039	1,335,000	1,232,624
[a]	New Mexico Mortgage Finance Authority (JLG Central 217 LLLP), 0.53% due 11/1/2024 (put 5/1/2024)	500,000	483,333
	New Mexico Municipal Energy Acquisition Authority,
	Series A,
	4.00% due 5/1/2024	250,000	255,253
[a]	5.00% due 11/1/2039 (put 5/1/2025)	1,000,000	1,053,095
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2032 - 4/1/2036	5,935,000	6,363,395
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements; Insured: BAM), Series A, 5.00% due 4/1/2030	1,440,000	1,598,259
	Regents of the University of New Mexico (Campus Buildings Acquisition & Improvements), Series A, 4.50% due 6/1/2034 - 6/1/2036	4,500,000	4,708,298
	Santa Fe Public School District (State Aid Withholding) GO, 5.00% due 8/1/2034	350,000	395,448
	Santa Fe Public School District GO,
	4.00% due 8/1/2024	250,000	259,501
	5.00% due 8/1/2030	725,000	814,153
	State of New Mexico GO, 5.00% due 3/1/2029	2,000,000	2,291,280
	State of New Mexico Severance Tax Permanent Fund, 5.00% due 7/1/2022 - 7/1/2028	665,000	729,106
	State of New Mexico Severance Tax Permanent Fund (Educational Facilities), Series A, 5.00% due 7/1/2025	2,040,000	2,204,083
	Village of Los Ranchos de Albuquerque (Albuquerque Academy),
	4.00% due 9/1/2040	825,000	825,279
	5.00% due 9/1/2029 - 9/1/2032	1,330,000	1,509,694
	Zuni Public School District (Teacher Housing Projects), 5.00% due 8/1/2028	1,600,000	1,604,115
	TOTAL LONG-TERM MUNICIPAL BONDS — 94.8% (Cost $122,927,508)		$120,509,844
	SHORT-TERM MUNICIPAL BONDS — 0.7%
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA Wells Fargo Bank N.A.), Series D, 0.63% due 8/1/2034 (put 7/1/2022)	900,000	900,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 0.7% (Cost $900,000)		$900,000
	Total Investments — 95.5% (Cost $123,827,508)		$121,409,844
	Other Assets Less Liabilities — 4.5%		5,703,993
	Net Assets — 100.0%		$127,113,837

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2022.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
Natl-Re	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class D, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.